Earnings (Loss) per share - Shares outstanding were excluded from the calculation of diluted net (loss) earnings per ordinary share (Details) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of anti-dilutive securities	14,495,000	2,255,473,778	2,167,961,968
Series A preferred shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of anti-dilutive securities		442,174,065	451,612,903
Series B preferred shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of anti-dilutive securities		423,682,617	423,682,617
Series B + preferred shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of anti-dilutive securities		129,616,445	129,616,445
Series B -1 preferred shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of anti-dilutive securities		119,688,525	119,688,525
Series C preferred shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of anti-dilutive securities		651,629,045	651,629,045
Series D preferred shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of anti-dilutive securities		223,478,358	223,478,358
Series D-1 preferred shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of anti-dilutive securities		89,668,956
Share options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of anti-dilutive securities		175,535,767	168,254,075
Restricted shares units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of anti-dilutive securities	14,495,000